Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: June 10, 2026

Payment Date	6/15/2026
Collection Period Start	5/1/2026
Collection Period End	5/31/2026
Interest Period Start	5/15/2026
Interest Period End	6/14/2026

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$—	$—	$—	—	Sep-25
Class A-2b Notes	$—	$—	$—	—	Sep-25
Class A-3 Notes	$—	$—	$—	—	May-27
Class A-4 Notes	$137,054,601.85	$137,054,601.85	$—	—	Dec-27
Class B Notes	$19,000,000.00	$19,000,000.00	$—	—	Jan-28
Class C Notes	$19,000,000.00	$19,000,000.00	$—	—	Feb-28
Class D Notes	$19,000,000.00	$19,000,000.00	$—	—	Nov-28
Total Notes	$194,054,601.85	$194,054,601.85	$—

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$211,204,584.96	$191,578,573.21	0.092699
YSOC Amount	$12,402,198.82	$11,042,061.79
Adjusted Pool Balance	$198,802,386.14	$180,536,511.42
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$180,536,511.42
Reserve Account Balance	$4,747,784.29	$—

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$—	3.74000%	30/360	$—
Class A-2b Notes	$—	4.29285%	ACT/360	$—
Class A-3 Notes	$—	3.66000%	30/360	$—
Class A-4 Notes	$137,054,601.85	3.69000%	30/360	$421,442.90
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$194,054,601.85			$648,492.90

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$211,204,584.96	$191,578,573.21
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$198,802,386.14	$180,536,511.42
Number of Receivables Outstanding	33,246	31,622
Weighted Average Contract Rate	3.62%	3.62%
Weighted Average Remaining Term (months)	17.4	16.6

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$622,167.48
Principal Collections	$19,494,557.70
Liquidation Proceeds	$210,306.53
b. Repurchase Price	$—
c. Optional Purchase Price	$191,907,804.85
d. Reserve Account Excess Amount	$4,747,784.29
Total Available Funds	$216,982,620.85
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$216,982,620.85

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$176,003.82	$176,003.82	$—	$—	$216,806,617.03
Interest - Class A-1 Notes	$—	$—	$—	$—	$216,806,617.03
Interest - Class A-2a Notes	$—	$—	$—	$—	$216,806,617.03
Interest - Class A-2b Notes	$—	$—	$—	$—	$216,806,617.03
Interest - Class A-3 Notes	$—	$—	$—	$—	$216,806,617.03
Interest - Class A-4 Notes	$421,442.90	$421,442.90	$—	$—	$216,385,174.13
First Allocation of Principal	$—	$—	$—	$—	$216,385,174.13
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$216,317,565.80
Second Allocation of Principal	$—	$—	$—	$—	$216,317,565.80
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$216,243,624.13
Third Allocation of Principal	$—	$—	$—	$—	$216,243,624.13
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$216,158,124.13
Fourth Allocation of Principal	$—	$—	$—	$—	$216,158,124.13
Reserve Account Deposit Amount	$—	$—	$—	$—	$216,158,124.13
Regular Principal Distribution Amount	$194,054,601.85	$194,054,601.85	$—	$—	$22,103,522.28
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$22,103,522.28
Remaining Funds to Certificates	$22,103,522.28	$22,103,522.28	$—	$—	$—
Total	$216,982,620.85	$216,982,620.85	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$12,402,198.82
Increase/(Decrease)	$(1,360,137.03)
Ending YSOC Amount	$11,042,061.79

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$198,802,386.14	$180,536,511.42
Note Balance	$194,054,601.85	$—
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$180,536,511.42
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$—
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$4,747,784.29
Ending Reserve Account Balance	$—

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.07%	15	$131,454.05
Liquidation Proceeds of Defaulted Receivables[2]	0.11%	286	$210,306.53
Monthly Net Losses (Liquidation Proceeds)			$(78,852.48)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.05)%
Second Preceding Collection Period			0.23%
Preceding Collection Period			(0.33)%
Current Collection Period			(0.47)%
Four-Month Average Net Loss Ratio			(0.15)%
Cumulative Net Losses for All Periods			$5,793,488.65
Cumulative Net Loss Ratio			0.28%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.60%	126	$1,151,445.96
60-89 Days Delinquent	0.19%	34	$357,656.25
90-119 Days Delinquent	0.06%	10	$118,056.16
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.85%	170	$1,627,158.37

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$46,493.11
Total Repossessed Inventory		16	$230,766.89

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		44	$475,712.41
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.28%
Second Preceding Collection Period			0.26%
Preceding Collection Period			0.26%
Current Collection Period			0.25%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2026.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.27	0.14%	41	0.13%